Loans (Age Analysis Of Past Due Financing Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 days Past Due	$ 45,141	$ 3,357
90+ days Past Due	1,183	3,987
Total Past Due	46,324	7,344
Commercial And Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 days Past Due	1,034	1,592
90+ days Past Due	781	1,657
Total Past Due	1,815	3,249
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 days Past Due		1,762
90+ days Past Due	17	2,256
Total Past Due	17	4,018
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 days Past Due	228
90+ days Past Due	385	74
Total Past Due	613	74
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 days Past Due	4	3
Total Past Due	4	3
Guaranteed Student Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 days Past Due	43,875
Total Past Due	$ 43,875